BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2023
BONDS AND NOTES ISSUED [Abstract]
Bonds and Notes Issued
a)	This item consists of the following:

			Hedge Accounting			As of December 31, 2023			As of December 31, 2022
	Annual interest	Interest	Type	Notional	Notional Equivalent		Issued	Carrying		Issued	Carrying
	rate	payment				Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	2.70	Semi-annual	CCS	US$220,000	815,980	January 2025	US$700,000	2,571,032	January 2025	US$700,000	2,623,445
Senior notes - BCP (ii)	4.65	Semi-annual	-	-	-	September 2024	S/2,900,000	2,496,413	September 2024	S/2,900,000	2,490,872
Senior notes - Credicorp Ltd. (iii)	2.75	Semi-annual	-	-	-	June 2025	US$500,000	1,706,587	June 2025	US$500,000	1,827,682
Senior notes - BCP (iv)	5.05	Semi-annual	-	-	-	June 2027	US$30,000	111,143	June 2027	US$30,000	114,246
Senior notes - BCP (v)	0.97	Semi-annual	CCS	¥3,000,000	78,969	November 2025	¥3,000,000	78,828	-	-	-
Senior notes - BCP (v)	0.45	Semi-annual	-	-	-	-	-	-	December 2023	¥5,000,000	145,522
Senior notes - BCP	4.25	Semi-annual	-	-	-	-	-	-	April 2023	US$716,301	2,713,911

Corporate bonds -

First program
First issuance (Series A) - Mibanco Colombia	9.00	Quarterly	–	–	–	January 2025	$112,500	82,712	January 2025	$112,500	72,118
								7,046,715			9,987,796

			Hedge Accounting			As of December 31, 2023			As of December 31, 2022
	Annual interest	Interest	Type	Notional	Notional Equivalent		Issued	Carrying		Issued	Carrying
	rate	payment				Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		(000)	S/(000)		(000)	S/(000)

Subordinated bonds -
Subordinated bonds - BCP (vi)	From 3.13 to 3.25	Semi-annual	-	-	-	July 2030 / September 2031	US$1,350,000	4,954,968	July 2030 / September 2031	US$1,350,000	5,064,963

First program
First issuance (Series A) - Pacífico Seguros (vii)	6.97	Quarterly	-	-	-	-	-	-	November 2026	US$60,000	228,840

Second program
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	-	-	-	December 2030	US$50,000	205,952	December 2030	US$50,000	173,635
Second issuance (Series B) - Pacífico Seguros	8.00	Semi-annual	-	-	-	May 2033	US$60,000	185,450	-	-	-
First issuance (Series B) - MiBanco	7.22	Semi-annual	-	-	-	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000

Third program
Issuance IV - Banco de Crédito de Bolivia	5.85	Semi-annual	-	-	-	February 2033	Bs137,200	65,562	-	-	-
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	-	-	-	August 2030	Bs100,000	54,067	August 2030	Bs100,000	55,653
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	-	-	-	August 2028	Bs70,000	37,847	August 2028	Bs70,000	39,047

Fourth program
First issuance (Series A) - MiBanco	5.84	Semi-annual	-	-	-	March 2031	S/155,000	146,274	March 2031	S/155,000	146,276
								5,680,120			5,738,414

Negotiable certificate of deposit - MiBanco Colombia	From 1.0 to 17.90	To maturity	-	-	-	January 2024 / January 2027	$1,295,640	1,239,824	January 2023 / January 2027	$978,455	769,132
Negotiable certificate of deposit - MiBanco	From 3.30 to 8.41	Annual	-	-	-	January 2024 / June 2025	S/407,101	407,101	January 2023 / June 2024	S/356,547	356,547

								14,373,760			16,851,889
Interest payable								221,025			155,305
Total								14,594,785			17,007,194

International issues contain certain operating covenants, which, in Management’s opinion, the Group has complied with at the dates of the statement of financial position.

(i)
The Bank issued Senior Notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 11, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.

As of December 31, 2023, the bank maintains a currency swap (CCS) for a notional amount of US$220.0 million equivalent to S/816.0 million (US$220.0 million equivalent to S/839.1 million, as of December 31, 2022), note 12(c), which was designated as a partial cash flow hedge of a senior note issued in US dollars at fixed rate; through such CCS, the senior note was economically converted to soles at fixed rate.

(ii)
The Bank can redeem the whole or part of the Senior Notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Perú or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.

(iii)
As of December 31, 2023, Credicorp Ltd. maintains Senior Notes for approximately US$486.0 million, equivalent to S/1,802.6 million (US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022) at fixed interest rate, whose maturity date is on June 17, 2025.

All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, with a penalty interest rate equal to the United States Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes.

In December 2023, the Group decided to unwind the accounting hedge of the net investment abroad held for a portion of these bonds issued for approximately US$228.8 million (US$228.8 million, equivalent to S/872.8 million as of December 31, 2022), which hedged for the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), incorporated in Cayman Islands and whose functional currency is the US dollar, see note 30.2(b)(ii). This hedge was intended to hedge the exchange rate fluctuation risk associated with the translation of the net investment held in ASHC to the Group’s functional currency (in Soles).

(iv)
On June 21, 2022, the Bank issued senior notes under the Medium-Term Bond Program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100 percent of the aggregate amount of the principal of the notes to be redeemed.

(v)
On December 2023, the cross currency swap (CCS) matured for a nominal amount of ¥5,000.0 million (¥5,000.0 million equivalent to S/145.7 million as of December 31, 2022) designated to hedge cash flows of bonds issued in yen at a fixed rate, which were converted to soles, see note 12(c).

On September 19, 2023, the Bank issued Senior Notes for approximately ¥3,000.0 million equivalent to S/79.0 million, as of December 31,2023, with a fixed rate of 0.97 percent, whose maturity on November 19, 2025.

As of December 31, 2023, the bank maintains a cross currency swap (CCS) for a nominal amount of ¥3,000.0 million equivalent to S/79.0 million, see note 12(c), which was decomposed by risk variables into two cross currency swaps (CCS) with the purpose of being designated as a cash flow hedge of a bond issued in yen at a fixed rate, which was converted to soles through this swap and as a cash flow hedge of placements.

(vi)
On July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program amounting to US$850.0 million at a semiannual rate of 3.125 percent maturing in July 2030 called “3.125% Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, It will be paid a fixed interest rate equal to the United States Treasury interest rate, comparable to 5 years, plus 300.0 basic points. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.

On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.250% maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.

(vii)
On May 17, 2023, Pacífico Compañía de Seguros y Reaseguros S.A. has completed the total redemption of the subordinated bonds called ‘First issuance of the First Pacífico Subordinated Bonds Program’ for a notional of US$60.0 million, with maturity in the year 2026.

Bonds and Notes Issued by Maturity
b)	The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2023	2022
	S/(000)	S/(000)

Up to 3 months	174,341	128,442
From 3 months to 1 year	3,660,915	3,671,142
From 1 to 3 years	4,728,629	7,184,334
From 3 to 5 years	159,754	388,396
More than 5 years	5,650,121	5,479,575
Total	14,373,760	16,851,889